UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST
 (Exact name of registrant as specified in charter)

235 W. Galena Street
Milwaukee, WI 53212
 (Address of principal executive offices) (Zip code)

Constance Dye Shannon
UMB Fund Services, Inc.
235 W. Galena Street
Milwaukee, WI 53212
 (Name and address of agent for service)

(414) 299-2295
Registrant's telephone number, including area code

Date of fiscal year end: October 31

Date of reporting period:  April 30, 2014

Item 1. Report to Stockholders.

The registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), is as follows:

361 LONG/SHORT EQUITY FUND
(CLASS A: ALSQX)
(CLASS I: ALSZX)

361 MANAGED FUTURES STRATEGY FUND
(CLASS A: AMFQX)
(CLASS I: AMFZX)

361 GLOBAL MANAGED FUTURES STRATEGY FUND
(CLASS A: AGFQX)
(CLASS I: AGFZX)

SEMI-ANNUAL REPORT
APRIL 30, 2014

361 Funds
Each a series of the Investment Managers Series Trust
Table of Contents
361 Long/Short Equity
Schedule of Investments	1
Statement of Assets and Liabilities	10
Statement of Operations	11
Statements of Changes in Net Assets	12
Statement of Cash Flows	13
Financial Highlights	14
361 Managed Futures Fund
Schedule of Investments	16
Statement of Assets and Liabilities	18
Statement of Operations	19
Statements of Changes in Net Assets	20
Financial Highlights	21
361 Global Managed Futures Fund
Schedule of Investments	23
Statement of Assets and Liabilities	26
Statement of Operations	27
Statement of Changes in Net Assets	28
Financial Highlights	29

Notes to Financial Statements	31
Supplemental Information	41
Expense Example	43

This report and the financial statements contained herein are provided for the general information of the shareholders of the 361 Funds.  This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective Prospectus.

www.361funds.com

361 Long/Short Equity Fund
SCHEDULE OF INVESTMENTS
As of April 30, 2014 (Unaudited)

Number of Shares		Value

	COMMON STOCKS – 90.0%
	BASIC MATERIALS – 6.3%
72	Air Products & Chemicals, Inc.[1]	$8,461
80	Airgas, Inc.	8,501
139	Balchem Corp.[1]	8,611
297	Cabot Corp.	17,167
971	Cliffs Natural Resources, Inc.	17,206
182	Domtar Corp.	16,992
97	Eastman Chemical Co.	8,455
439	Globe Specialty Metals, Inc.	8,508
121	Kaiser Aluminum Corp.	8,518
327	KapStone Paper and Packaging Corp.*1	8,626
77	Monsanto Co.[1]	8,524
172	Neenah Paper, Inc.	8,664
45	NewMarket Corp.	16,754
608	Olin Corp.[1]	17,085
43	PPG Industries, Inc.[1]	8,326
65	Praxair, Inc.[1]	8,486
		178,884

	COMMUNICATIONS – 10.8%
28	Amazon.com, Inc.*1	8,516
492	CalAmp Corp.*1	8,733
696	Conversant, Inc.*	17,010
163	eBay, Inc.*1	8,448
121	Expedia, Inc.[1]	8,590
80	F5 Networks, Inc.*1	8,414
143	Facebook, Inc. - Class A*1	8,549
778	Fortinet, Inc.*1	17,100
16	Google, Inc. - Class C*1	8,427
1,336	JDS Uniphase Corp.*	16,927
345	Juniper Networks, Inc.*	8,518
494	Liquidity Services, Inc.*	8,522
391	Meredith Corp.	17,231
664	NeuStar, Inc. - Class A*1	17,078
129	OpenTable, Inc.*1	8,664
1,381	Polycom, Inc.*	16,986
7	Priceline Group, Inc.*1	8,104
593	Rackspace Hosting, Inc.*1	17,209
260	Scholastic Corp.	8,557
113	Scripps Networks Interactive, Inc. - Class A1	8,483
423	Symantec Corp.	8,578
870	TIBCO Software, Inc.*1	17,078
105	TripAdvisor, Inc.*1	8,478
180	VeriSign, Inc.*	8,492
182	Verizon Communications, Inc.	8,505

361 Long/Short Equity Fund
SCHEDULE OF INVESTMENTS – Continued
As of April 30, 2014 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	COMMUNICATIONS (Continued)
100	Viacom, Inc. - Class B1	$8,498
134	ViaSat, Inc.*1	8,604
107	Walt Disney Co.[1]	8,489
		306,788

	CONSUMER, CYCLICAL – 17.4%
282	American Woodmark Corp.*	8,463
209	Arctic Cat, Inc.	8,546
263	Bally Technologies, Inc.*1	17,124
521	Barnes & Noble, Inc.*	8,544
137	Bed Bath & Beyond, Inc.*	8,512
296	BJ's Restaurants, Inc.*	8,451
138	BorgWarner, Inc.[1]	8,575
345	Brinker International, Inc.	16,953
363	Brown Shoe Co., Inc.	8,563
17	Chipotle Mexican Grill, Inc. – Class A*1	8,474
127	Delphi Automotive PLC[2]	8,489
231	Domino's Pizza, Inc.	17,182
170	Fastenal Co.	8,514
79	Fossil Group, Inc.*	8,425
518	Francesca's Holdings Corp.*1	8,475
214	GameStop Corp. - Class A	8,492
294	HSN, Inc.[1]	17,064
472	Interface, Inc.	8,491
256	iRobot Corp.*1	8,576
159	Jack in the Box, Inc.*1	8,513
157	L Brands, Inc.[1]	8,509
356	La-Z-Boy, Inc.	8,626
356	Life Time Fitness, Inc.*	17,088
185	Lowe's Cos., Inc.	8,493
101	Lumber Liquidators Holdings, Inc.*1	8,803
180	Men's Wearhouse, Inc.[1]	8,528
92	Michael Kors Holdings Ltd.*1, 2	8,390
194	Mobile Mini, Inc.	8,571
116	NIKE, Inc. - Class B	8,462
308	Oshkosh Corp.	17,097
133	PACCAR, Inc.	8,509
193	Papa John's International, Inc.[1]	8,465
659	PetMed Express, Inc.	8,626
127	Polaris Industries, Inc.	17,060
56	Ralph Lauren Corp.	8,477
124	Red Robin Gourmet Burgers, Inc.*	8,430
125	Ross Stores, Inc.	8,510
223	ScanSource, Inc.*	8,565

361 Long/Short Equity Fund
SCHEDULE OF INVESTMENTS – Continued
As of April 30, 2014 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	CONSUMER, CYCLICAL (Continued)
738	SkyWest, Inc.[1]	$8,561
447	Sonic Corp.*	8,511
440	Stage Stores, Inc.	8,439
111	Starwood Hotels & Resorts Worldwide, Inc.	8,508
344	Texas Roadhouse, Inc.	8,511
279	Thor Industries, Inc.	16,983
487	Titan International, Inc.	8,527
145	TJX Cos., Inc.[1]	8,436
127	Tractor Supply Co.[1]	8,540
228	Universal Electronics, Inc.*1	8,516
33	W.W. Grainger, Inc.	8,395
42	Wynn Resorts Ltd.[1]	8,563
		494,125

	CONSUMER, NON-CYCLICAL – 13.8%
361	ABIOMED, Inc.*1	8,552
626	Amedisys, Inc.*	8,532
197	Amsurg Corp.*	8,532
265	Annie's, Inc.*	8,615
194	Archer-Daniels-Midland Co.	8,484
75	Becton, Dickinson and Co.	8,477
29	Biogen Idec, Inc.*1	8,326
169	Bristol-Myers Squibb Co.	8,465
62	C.R. Bard, Inc.	8,514
255	Cardtronics, Inc.*1	8,537
319	Charles River Laboratories International, Inc.*	17,137
102	Chemed Corp.	8,494
192	Covance, Inc.*	16,950
143	Cyberonics, Inc.*1	8,460
500	Green Dot Corp. - Class A*1	8,685
208	Heartland Payment Systems, Inc.[1]	8,516
1,053	HMS Holdings Corp.*	17,027
179	Hormel Foods Corp.	8,537
153	ICU Medical, Inc.*	8,534
23	Intuitive Surgical, Inc.*	8,319
209	IPC The Hospitalist Co., Inc.*1	8,465
324	ITT Educational Services, Inc.*1	8,748
91	Keurig Green Mountain, Inc.[1]	8,525
296	Korn/Ferry International*	8,599
86	Laboratory Corp. of America Holdings*	8,488
644	Masimo Corp.*1	17,233
116	Mastercard, Inc. - Class A1	8,532
115	McGraw Hill Financial, Inc.	8,502
971	RR Donnelley & Sons Co.[1]	17,090

361 Long/Short Equity Fund
SCHEDULE OF INVESTMENTS – Continued
As of April 30, 2014 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	CONSUMER, NON-CYCLICAL (Continued)
201	Strayer Education, Inc.*	$8,569
109	Stryker Corp.	8,475
524	Thoratec Corp.*	17,177
322	TrueBlue, Inc.*	8,613
203	Tyson Foods, Inc. - Class A	8,520
554	VCA Antech, Inc.*1	16,969
535	Western Union Co.	8,490
619	WhiteWave Foods Co. - Class A*1	17,140
172	Whole Foods Market, Inc.[1]	8,548
		392,376

	ENERGY – 2.7%
86	EOG Resources, Inc.	8,428
199	Exterran Holdings, Inc.	8,561
79	Helmerich & Payne, Inc.	8,583
281	Matrix Service Co.*	8,703
253	Newfield Exploration Co.*	8,564
522	Penn Virginia Corp.*	8,686
275	QEP Resources, Inc.	8,440
94	Range Resources Corp.[1]	8,502
409	SunCoke Energy, Inc.*	8,536
		77,003

	FINANCIAL – 3.0%
321	CBRE Group, Inc. - Class A*1	8,551
205	eHealth, Inc.*	8,588
594	Federated Investors, Inc. - Class B	16,953
193	Financial Engines, Inc.[1]	8,540
162	Franklin Resources, Inc.	8,481
518	Pennsylvania Real Estate Investment Trust - REIT	8,573
148	Portfolio Recovery Associates, Inc.*	8,458
41	Visa, Inc. - Class A1	8,307
201	WageWorks, Inc.*1	8,516
		84,967

	INDUSTRIAL – 16.5%
334	AAR Corp.	8,651
137	Acuity Brands, Inc.[1]	17,066
389	Advanced Energy Industries, Inc.*	8,511
254	Aerovironment, Inc.*	8,578
157	Agilent Technologies, Inc.[1]	8,484
113	Analogic Corp.	8,484
179	Applied Industrial Technologies, Inc.[1]	8,578
245	Atlas Air Worldwide Holdings, Inc.*	8,572
340	Boise Cascade Co.*	8,507

361 Long/Short Equity Fund
SCHEDULE OF INVESTMENTS – Continued
As of April 30, 2014 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	INDUSTRIAL (Continued)
397	Briggs & Stratton Corp.	$8,484
426	Calgon Carbon Corp.*	8,533
141	Coherent, Inc.*1	8,419
300	CSX Corp.[1]	8,466
116	Danaher Corp.[1]	8,512
430	Darling International, Inc.*	8,604
171	Drew Industries, Inc.	8,605
276	Dycom Industries, Inc.*	8,666
206	Eagle Materials, Inc.	17,166
212	FEI Co.	16,858
250	FLIR Systems, Inc.	8,510
147	Garmin Ltd.[2]	8,394
592	II-VI, Inc.*	8,525
495	Jabil Circuit, Inc.	8,544
140	Joy Global, Inc.	8,453
169	Kirby Corp.*1	17,005
202	Koppers Holdings, Inc.	8,625
203	Lennox International, Inc.	17,017
256	Lincoln Electric Holdings, Inc.	17,103
93	Littelfuse, Inc.[1]	8,421
359	Matson, Inc.	8,505
133	Measurement Specialties, Inc.*	8,559
308	Methode Electronics, Inc.	8,544
73	Mettler-Toledo International, Inc.*1	17,018
217	Movado Group, Inc.	8,524
101	Pall Corp.	8,499
114	Pentair, Inc.[2]	8,469
33	Precision Castparts Corp.[1]	8,352
460	Quanex Building Products Corp.[1]	8,666
88	Raytheon Co.	8,402
178	Rock-Tenn Co. - Class A	17,019
70	Rockwell Automation, Inc.	8,343
386	Rofin-Sinar Technologies, Inc.*	8,569
143	TE Connectivity Ltd.[2]	8,434
168	Universal Forest Products, Inc.	8,482
1,198	Vishay Intertechnology, Inc.	17,036
86	Waters Corp.*1	8,474
		468,236

	TECHNOLOGY – 19.5%
300	ACI Worldwide, Inc.*1	17,145
604	Acxiom Corp.*1	17,057
138	Adobe Systems, Inc.*1	8,513
160	Akamai Technologies, Inc.*1	8,491

361 Long/Short Equity Fund
SCHEDULE OF INVESTMENTS – Continued
As of April 30, 2014 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	TECHNOLOGY (Continued)
261	Altera Corp.[1]	$8,488
166	Analog Devices, Inc.	8,514
178	Autodesk, Inc.*1	8,548
283	Blackbaud, Inc.[1]	8,617
271	Bottomline Technologies (de), Inc.*	8,574
845	Brooks Automation, Inc.[1]	8,644
281	CA, Inc.	8,469
166	Cerner Corp.*1	8,516
177	Cognizant Technology Solutions Corp. - Class A*	8,479
355	CommVault Systems, Inc.*1	17,182
144	Computer Sciences Corp.	8,522
362	Cree, Inc.*1	17,076
325	CSG Systems International, Inc.	8,567
323	Diodes, Inc.*	8,518
545	Ebix, Inc.[1]	8,600
228	Electronics For Imaging, Inc.*1	8,616
330	EMC Corp.	8,514
1,343	Fairchild Semiconductor International, Inc.*	17,096
127	First Solar, Inc.*	8,571
485	Informatica Corp.*1	17,193
135	Interactive Intelligence Group, Inc.*1	8,447
184	j2 Global, Inc.	8,530
133	KLA-Tencor Corp.	8,511
191	Linear Technology Corp.	8,500
272	Manhattan Associates, Inc.*1	8,576
237	Medidata Solutions, Inc.*1	8,605
828	Mentor Graphics Corp.[1]	17,140
179	Microchip Technology, Inc.[1]	8,510
366	Microsemi Corp.*1	8,608
323	Monotype Imaging Holdings, Inc.[1]	8,530
132	MTS Systems Corp.[1]	8,510
238	NetApp, Inc.[1]	8,475
460	NVIDIA Corp.[1]	8,496
322	Omnicell, Inc.*	8,527
397	Progress Software Corp.*1	8,520
735	QLogic Corp.*	8,511
108	QUALCOMM, Inc.	8,501
576	Quality Systems, Inc.[1]	8,508
174	Red Hat, Inc.*1	8,465
166	Salesforce.com, Inc.*	8,574
163	Seagate Technology PLC[2]	8,571
712	Semtech Corp.*1	17,074
386	Silicon Laboratories, Inc.*	17,351
283	Synchronoss Technologies, Inc.*1	8,615

361 Long/Short Equity Fund
SCHEDULE OF INVESTMENTS – Continued
As of April 30, 2014 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	TECHNOLOGY (Continued)
454	Synopsys, Inc.*1	$17,080
568	Tangoe, Inc.*	8,543
188	Teradata Corp.*	8,546
963	Teradyne, Inc.*	17,016
96	Western Digital Corp.	8,460
181	Xilinx, Inc.	8,541
		555,351

	TOTAL COMMON STOCKS (Cost $2,634,314)	2,557,730

	SHORT-TERM INVESTMENTS – 17.5%
498,956	Fidelity Institutional Money Market Fund, 0.05%[3]	498,956

	TOTAL SHORT-TERM INVESTMENTS (Cost $498,956)	498,956

	TOTAL INVESTMENTS – 107.5% (Cost $3,133,270)	3,056,686
	Liabilities in Excess of Other Assets – (7.5)%	(213,578)

	TOTAL NET ASSETS – 100.0%	$2,843,108

	SECURITIES SOLD SHORT – (50.0)%
	EXCHANGE-TRADED FUNDS – (50.0)%
(4,243)	iShares Russell 2000 ETF	(475,131)
(2,512)	SPDR S&P 500 ETF Trust	(473,336)
(1,921)	SPDR S&P MidCap 400 ETF Trust	(473,949)

	TOTAL SECURITIES SOLD SHORT (Proceeds $1,323,787)	$(1,422,416)

ETF – Exchange-Traded Fund
PLC – Public Limited Company
REIT – Real Estate Investment Trust

*	Non-income producing security.
[1]	All or a portion of this security is segregated as collateral for securities sold short.
[2]	Foreign security denominated in U.S. Dollars.
[3]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

361 Long/Short Equity Fund
SCHEDULE OF INVESTMENTS – Continued
As of April 30, 2014 (Unaudited)

FUTURES CONTRACTS

Number of					Unrealized
Contracts		Expiration	Value at	Value at	Appreciation
Long (Short)	Description	Date	Trade Date	April 30, 2014	(Depreciation)

(4)	NASDAQ 100 E-Mini Index	June 2014	$285,749	$285,638	$(111)
3	E-Mini S&P 500 Index	June 2014	281,608	281,685	77

TOTAL FUTURES CONTRACTS			$567,357	$567,323	$(34)

See accompanying Notes to Financial Statements.

361 Long/Short Equity Fund
SUMMARY OF INVESTMENTS
As of April 30, 2014 (Unaudited)

Security Type/Sector	Percent of Total Net Assets
Common Stocks
Technology	19.5%
Consumer, Cyclical	17.4%
Industrial	16.5%
Consumer, Non-cyclical	13.8%
Communications	10.8%
Basic Materials	6.3%
Financial	3.0%
Energy	2.7%
Total Common Stocks	90.0%
Short-Term Investments	17.5%
Total Investments	107.5%
Liabilities in Excess of Other Assets	(7.5)%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

361 Long/Short Equity Fund
STATEMENT OF ASSETS AND LIABILITIES
As of April 30, 2014 (Unaudited)

Assets:
Investments, at value (cost $3,133,270)	$3,056,686
Cash	91,733
Cash deposited with brokers for securities sold short and futures contracts	1,161,150
Receivables:
Investment securities sold	1,516,524
Dividends and interest	516
Due from Advisor	15,484
Prepaid expenses	18,122
Total assets	5,860,215

Liabilities:
Securities sold short, at value (proceeds $1,323,787)	1,422,416
Payables:
Investment securities purchased	1,570,862
Variation margin	18
Shareholder servicing fees (Note 8)	1,941
Distribution fees - Class A (Note 7)	57
Auditing fees	8,102
Transfer agent fees and expenses	7,298
Administration fees	3,460
Fund accounting fees	1,532
Custody fees	825
Chief Compliance Officer fees	567
Accrued other expenses	29
Total liabilities	3,017,107

Net Assets	$2,843,108

Components of Net Assets:
Paid-in capital (par value of $0.01 per share with an unlimited number of shares authorized)	$3,031,948
Accumulated net investment loss	(32,186)
Accumulated net realized gain on investments, futures contracts and securities sold short	18,593
Net unrealized depreciation on:
Investments	(76,584)
Futures contracts	(34)
Securities sold short	(98,629)
Net Assets	$2,843,108

Maximum Offering Price per Share:
Class A Shares:
Net assets applicable to shares outstanding	$274,143
Shares of beneficial interest issued and outstanding	31,257
Redemption price*	8.77
Maximum sales charge (5.75% of offering price)**	0.54
Maximum offering price to public	$9.31

Class I Shares:
Net assets applicable to shares outstanding	$2,568,965
Shares of beneficial interest issued and outstanding	290,525
Redemption price	$8.84

*	No sales charge applies on investments of $1 million or more, but a Contingent Deferred Sales Charge ("CDSC") of 1% will be imposed on certain redemptions of such shares within 12 months of the date of purchase.
**	On sales of $50,000 or more, the sales charge will be reduced.

See accompanying Notes to Financial Statements.

361 Long/Short Equity Fund
STATEMENT OF ASSETS AND LIABILITIES
As of April 30, 2014 (Unaudited)

Investment Income:
Dividends (net of foreign withholding taxes of $10)	$23,628
Interest	104
Total investment income	23,732

Expenses:
Advisory fees	21,997
Administration fees	20,451
Custody fees	19,995
Fund accounting fees	19,616
Transfer agent fees and expenses	15,932
Registration fees	14,852
Dividends on securities sold short	13,449
Interest expense	8,466
Auditing fees	7,935
Legal fees	4,959
Shareholder servicing fees (Note 8)	2,642
Chief Compliance Officer fees	2,480
Miscellaneous	1,769
Trustees' fees and expenses	720
Shareholder reporting fees	709
Insurance fees	596
Distribution fees - Class A (Note 7)	569

Total expenses	157,137
Advisory fees waived	(21,997)
Other expenses absorbed	(79,222)
Net expenses	55,918
Net investment loss	(32,186)

Realized and Unrealized Gain (Loss) on Investments, Futures Contracts and
Securities Sold Short:
Net realized gain (loss) on:
Investments	116,772
Futures contracts	72,145
Securities sold short	(126,342)
Net realized gain	62,575
Net change in unrealized appreciation/depreciation on:
Investments	(41,769)
Futures contracts	315
Securities sold short	37,536
Net change in unrealized appreciation/depreciation	(3,918)
Net realized and unrealized gain on investments, futures contracts
and securities sold short	58,657

Net Increase in Net Assets from Operations	$26,471

See accompanying Notes to Financial Statements.

361 Long/Short Equity Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended April 30, 2014 (Unaudited)	For the Year Ended October 31, 2013
Increase (Decrease) in Net Assets from:
Operations:
Net investment loss	$(32,186)	$(37,657)
Net realized gain on investments, foreign currency transactions,
futures contracts and securities sold short	62,575	341,714
Net change in unrealized appreciation/depreciation on investments,
foreign currency translations, futures contracts and securities sold short	(3,918)	(141,421)
Net increase from payment by affiliates (Note 3)	-	986
Net increase in net assets resulting from operations	26,471	163,622

Distributions to Shareholders:
From net realized gain:
Class A	(67,424)	(2,383)
Class I	(287,211)	(155,679)
Total distributions to shareholders	(354,635)	(158,062)

Capital Transactions:
Net proceeds from shares sold:
Class A	163,228	705,390
Class I	1,113,695	1,863,210
Reinvestment of distributions:
Class A	61,586	2,383
Class I	287,211	155,679
Cost of shares redeemed:
Class A1	(610,834)	(14,214)
Class I	(1,296,881)	(107,067)
Net increase in net assets from capital transactions	(281,995)	2,605,381

Total increase in net assets	(610,159)	2,610,941

Net Assets:
Beginning of period	3,453,267	842,326
End of period	$2,843,108	$3,453,267

Accumulated net investment income (loss)	$(32,186)	$-

Capital Share Transactions:
Shares sold:
Class A	17,548	75,896
Class I	118,857	200,377
Shares reinvested.:
Class A	7,087	272
Class I	32,824	17,711
Shares redeemed:
Class A	(70,026)	(1,488)
Class I	(149,042)	(11,518)
Net increase (decrease) in capital share transactions	(42,752)	281,250

*	Commencement of operations.
[1]	Net of redemption fee proceeds of $28 and $185, respectively.

See accompanying Notes to Financial Statements.

361 Long/Short Equity Fund
STATEMENT OF CASH FLOWS
For the Six Months Ended April 30, 2014 (Unaudited)

Increase in Cash:
Cash flows provided by (used for) operating activities:
Net increase in net assets resulting from operations	$26,471
Adjustments to reconcile net increase in net assets from operations to net cash used for operating activities:
Purchase of investment securities	(12,093,743)
Proceeds from sale of investment securities	12,694,122
Proceeds from short sale	573,920
Closed short transactions	(955,301)
Purchase of short-term investment, net	(128,739)
Decrease in deposits with brokers for securities sold short and futures contracts	478,827
Decrease in receivables for securities sold	483,174
Decrease in dividends and interest receivables	868
Decrease in other assets	35,786
Decrease in payables for securities purchased	(413,719)
Decrease in variation margin	(305)
Decrease in accrued expenses	(24,659)
Net realized loss on investments	9,570
Net change in unrealized appreciation/depreciation on securities	4,233
Net cash used for operating activities	690,505
Cash flows provided by (used for) financing activities:
Proceeds from sale of shares	1,276,923
Redemption of shares, net of redemption fees	(1,907,715)
Dividends paid to shareholders, net of reinvestments	(5,838)
Net cash provided by financing activities	(636,630)

Net Increase in Cash	53,875

Cash:
Beginning balance	37,858
Ending balance	$91,733

Non cash financing activities not included herein consist of $348,797 of reinvested dividends.

See accompanying Notes to Financial Statements.

361 Long/Short Equity Fund
FINANCIAL HIGHLIGHTS
Class A

Per share operating performance.
For a capital share outstanding throughout each period.

	For the Six Months Ended April 30, 2014 (Unaudited)		For the Year Ended October 31, 2013	For the Period December 20, 2011* through October 31, 2012
Net asset value, beginning of period	$9.43		$10.08	$10.00
Income from Investment Operations:
Net investment loss[1]	(0.09)		(0.22)	(0.12)
Net realized and unrealized gain on investments	0.19		1.19	0.20
Total from investment operations	0.10		0.97	0.08

Less Distributions:
From net realized gain	(0.76)		(1.63)	-

Redemption fee proceeds	-	[2]	0.01	-

Net asset value, end of period	$8.77		$9.43	$10.08

Total return[3]	1.12%	[4]	10.93%	0.80%	[4]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$274		$723	$20

Ratio of expenses before fees waived and expenses absorbed including interest expense and dividends on securities sold short to average net assets	9.15%	[5]	15.23%	7.92%	[5]
Ratio of expenses after fees waived and expenses absorbed including interest expense and dividends on securities sold short to average net assets	3.40%	[5]	3.50%	2.56%	[5]
Ratio of expenses after fees waived and expenses absorbed exluding interest expense and dividends on securities sold short to average net assets	2.15%	[5]	2.15%	2.15%	[5]
Ratio of net investment loss after fees waived and expenses absorbed including interest expense and dividends on securities sold short to average net assets	(2.05)%	[5]	(2.32)%	(1.31)%	[5]

Portfolio turnover rate	382%	[4]	828%	586%	[4]

*	Commencement of operations.
[1]	Based on average shares outstanding for the period.
[2]	Amount represents less than $0.01 per share.
[3]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown do not include payment of a sales load of 5.75% of offering price, which is reduced on sales of $50,000 or more. Returns shown do not include payment of a Contingent Deferred Sales Charge (“CDSC”) of 1% on certain redemptions made within 12 months of the date of purchase. If the sales load and CDSC were included, total returns would be lower. These returns include Rule 12b-1 fees of up to 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[4]	Not annualized.
[5]	Annualized.

See accompanying Notes to Financial Statements.

361 Long/Short Equity Fund
FINANCIAL HIGHLIGHTS
Class I

Per share operating performance.
For a capital share outstanding throughout each period.

	For the Six Months Ended April 30, 2014 (Unaudited)		For the Year Ended October 31, 2013	For the Period December 20, 2011* through October 31, 2012
Net asset value, beginning of period	$9.49		$10.11	$10.00
Income from Investment Operations:
Net investment loss[1]	(0.08)		(0.19)	(0.09)
Net realized and unrealized gain on investments	0.19		1.20	0.20
Total from investment operations	0.11		1.01	0.11

Less Distributions:
From net realized gain	(0.76)		(1.63)	-

Redemption fee proceeds	-		-	-	[2]

Net asset value, end of period	$8.84		$9.49	$10.11

Total return[3]	1.23%	[4]	11.25%	1.10%	[4]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$2,569		$2,731	$822

Ratio of expenses before fees waived and expenses absorbed including interest expense and dividends on securities sold short to average net assets	8.90%	[5]	14.98%	7.67%	[5]
Ratio of expenses after fees waived and expenses absorbed including interest expense and dividends on securities sold short to average net assets	3.15%	[5]	3.25%	2.31%	[5]
Ratio of expenses after fees waived and expenses absorbed exluding interest expense and dividends on securities sold short to average net assets	1.90%	[5]	1.90%	1.90%	[5]
Ratio of net investment loss after fees waived and expenses absorbed including interest expense and dividends on securities sold short to average net assets	(1.80)%	[5]	(2.07)%	(1.06)%	[5]

Portfolio turnover rate	382%	[4]	828%	586%	[4]

*	Commencement of operations.
[1]	Based on average shares outstanding for the period.
[2]	Amount represents less than $0.01 per share.
[3]	Total returns would have been lower had expenses not been waived by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[4]	Not annualized.
[5]	Annualized.

See accompanying Notes to Financial Statements.

361 Managed Futures Strategy Fund
SCHEDULE OF INVESTMENTS
As of April 30, 2014 (Unaudited)

Number of Shares		Value

	EXCHANGE-TRADED FUNDS – 24.3%
104,797	iShares 0-5 Year TIPS Bond ETF	$10,653,663
200,633	iShares 1-3 Year Credit Bond ETF	21,168,788
656,540	iShares 1-3 Year Treasury Bond ETF	55,490,761
109,781	iShares MBS ETF	11,737,784
92,000	PIMCO 1-5 Year U.S. TIPS Index Exchange-Traded Fund	4,895,320
461,220	PIMCO Enhanced Short Maturity Exchange-Traded Fund	46,781,545

	TOTAL EXCHANGE-TRADED FUNDS (Cost $150,920,991)	150,727,861

	SHORT-TERM INVESTMENTS – 75.6%
470,278,680	Fidelity Institutional Money Market Fund, 0.05%[2]	470,278,680

	TOTAL SHORT-TERM INVESTMENTS (Cost $470,278,680)	470,278,680

	TOTAL INVESTMENTS – 99.9% (Cost $621,199,671)	621,006,541
	Other Assets in Excess of Liabilities – 0.1%	727,003

	TOTAL NET ASSETS – 100.0%	$621,733,544

ETF – Exchange-Traded Fund
MBS – Mortgage Backed Securities
TIPS – Treasury Inflation-Protected Securities

[1]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

361 Managed Futures Strategy Fund
SUMMARY OF INVESTMENTS
As of April 30, 2014 (Unaudited)

Security Type	Percent of Total Net Assets
Short-Term Investments	75.6%
Exchange-Traded Funds	24.3%
Total Investments	99.9%
Other Assets in Excess of Liabilities	0.1%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

361 Managed Futures Strategy Fund
STATEMENT OF ASSETS AND LIABILITIES
As of April 30, 2014 (Unaudited)

Assets:
Investments, at value (cost $621,199,671)	$621,006,541
Cash	34,174
Receivables:
Fund shares sold	2,411,129
Dividends and interest	42,219
Prepaid expenses	63,800
Total assets	623,557,863

Liabilities:
Payables:
Fund shares redeemed	687,346
Advisory fees	753,962
Shareholder servicing fees (Note 8)	177,570
Distribution fees - Class A (Note 7)	41,621
Administration fees	55,921
Transfer agent fees and expenses	32,466
Fund accounting fees	25,539
Auditing fees	8,702
Trustees' fees and expenses	1,906
Custody fees	1,701
Chief Compliance Officer fees	1,196
Accrued other expenses	36,389
Total liabilities	1,824,319

Net Assets	$621,733,544

Components of Net Assets:
Paid-in capital (par value of $0.01 per share with an unlimited number of shares authorized)	$621,680,947
Accumulated net investment loss	(4,560,397)
Accumulated net realized gain on futures contracts	4,806,124
Net unrealized depreciation on investments	(193,130)
Net Assets	$621,733,544

Maximum Offering Price per Share:
Class A Shares:
Net assets applicable to shares outstanding	$205,560,472
Shares of beneficial interest issued and outstanding	18,562,294
Redemption price*	11.07
Maximum sales charge (5.75% of offering price)**	0.68
Maximum offering price to public	$11.75

Class I Shares:
Net assets applicable to shares outstanding	$416,173,072
Shares of beneficial interest issued and outstanding	37,374,675
Redemption price	$11.14

*	No sales charge applies on investments of $1 million or more, but a Contingent Deferred Sales Charge ("CDSC") of 1% will be imposed on certain redemptions of such shares within 12 months of the date of purchase.
**	On sales of $50,000 or more, the sales charge will be reduced.

See accompanying Notes to Financial Statements.

361 Managed Futures Strategy Fund
STATEMENT OF OPERATIONS
For the Six Months Ended April 30, 2014 (Unaudited)

Investment Income:
Dividends	$440,811
Interest	80,717
Total investment income	521,528

Expenses:
Advisory fees	4,078,363
Shareholder servicing fees (Note 8)	289,273
Distribution fees - Class A (Note 7)	232,533
Administration fees	193,112
Transfer agent fees and expenses	68,082
Registration fees	57,699
Fund accounting fees	57,628
Miscellaneous	26,964
Shareholder reporting fees	23,450
Custody fees	21,597
Legal fees	11,309
Auditing fees	8,535
Trustees' fees and expenses	4,752
Interest expense	4,028
Chief Compliance Officer fees	3,180
Insurance fees	1,420

Total expenses	5,081,925
Net investment loss	(4,560,397)

Realized and Unrealized Gain on Investments and Futures Contracts:
Net realized gain on futures contracts	4,732,823
Capital gain distributions from portfolio funds	68,196
Net change in unrealized appreciation/depreciation on investments	56,512
Net realized and unrealized gain on investments and futures contracts	4,857,531

Net Increase in Net Assets from Operations	$297,134

See accompanying Notes to Financial Statements.

361 Managed Futures Strategy Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended April 30, 2014 (Unaudited)	For the Year Ended October 31, 2013
Increase (Decrease) in Net Assets from:
Operations:
Net investment loss	$(4,560,397)	$(3,932,653)
Net realized gain on investments and futures contracts	4,732,823	20,079,102
Capital gain distributions from portfolio funds	68,196	-
Net change in unrealized appreciation/depreciation on investments and
futures contracts	56,512	710,115
Net increase in net assets resulting from operations	297,134	16,856,564

Distributions to Shareholders:
From net realized gain:
Class A	(6,370,168)	(40,608)
Class I	(10,890,284)	(77,264)
Total distributions to shareholders	(17,260,452)	(117,872)

Capital Transactions:
Net proceeds from shares sold:
Class A	78,855,820	158,828,586
Class I	172,656,198	254,665,764
Reinvestment of distributions:
Class A	5,672,574	36,323
Class I	8,750,755	58,826
Cost of shares redeemed:
Class A1	(46,992,122)	(23,551,351)
Class I2	(46,041,508)	(35,738,029)
Net increase in net assets from capital transactions	172,901,717	354,300,119

Total increase in net assets	155,938,399	371,038,811

Net Assets:
Beginning of period	465,795,145	94,756,334
End of period	$621,733,544	$465,795,145

Accumulated net investment income (loss)	$(4,560,397)	$-

Capital Share Transactions:
Shares sold:
Class A	7,042,482	14,181,157
Class I	15,396,278	22,551,403
Shares reinvested:
Class A	513,820	3,317
Class I	788,357	5,363
Shares redeemed:
Class A	(4,223,391)	(2,100,531)
Class I	(4,097,274)	(3,201,326)
Net increase in capital share transactions	15,420,272	31,439,383

[1]	Net of redemption fee proceeds of $55,831 and $59,244, respectively.
[2]	Net of redemption fee proceeds of $43,649 and $55,005, respectively.

See accompanying Notes to Financial Statements.

361 Managed Futures Strategy Fund
FINANCIAL HIGHLIGHTS
Class A

Per share operating performance.
For a capital share outstanding throughout each period.

	For the Six Months Ended April 30, 2014 (Unaudited)		For the Year Ended October 31, 2013	For the Period December 20, 2011* through October 31, 2012
Net asset value, beginning of period	$11.47		$10.43	$10.00
Income from Investment Operations:
Net investment loss[1]	(0.10)		(0.20)	(0.18)
Net realized and unrealized gain on investments	0.09		1.24	0.61
Total from investment operations	(0.01)		1.04	0.43

Less Distributions:
From net realized gain	(0.40)		(0.01)	-

Redemption fee proceeds	0.01		0.01	-	[2]

Net asset value, end of period	$11.07		$11.47	$10.43

Total return[3]	0.03%	[4]	10.09%	4.30%	[4]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$205,561		$174,619	$32,795

Ratio of expenses before fees waived including interest expense to average net assets	2.03%	[5]	2.12%	2.53%	[5]
Ratio of expenses after fees waived including interest expense to average net assets	2.03%	[5]	2.14%	2.40%	[5]
Ratio of expenses after fees waived excluding interest expense to average net assets	2.03%	[5]	2.14%	2.40%	[5]
Ratio of net investment loss after fees waived including interest expense to average net assets	(1.84)%	[5]	(1.80)%	(1.95)%	[5]

Portfolio turnover rate	0%	[4]	0%	2%	[4]

*	Commencement of operations.
[1]	Based on average shares outstanding for the period.
[2]	Amount represents less than $0.01 per share.
[3]	Total returns would have been lower/higher had expenses not been waived/recovered by the Advisor. Returns shown do not include payment of a sales load of 5.75% of offering price, which is reduced on sales of $50,000 or more. Returns shown do not include payment of a Contingent Deferred Sales Charge (“CDSC”) of 1% on certain redemptions made within 12 months of the date of purchase. If the sales load and CDSC were included, total return would be lower. These returns include Rule 12b-1 fees of up to 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[4]	Not annualized.
[5]	Annualized.

See accompanying Notes to Financial Statements.

361 Managed Futures Strategy Fund
FINANCIAL HIGHLIGHTS
Class I

Per share operating performance.
For a capital share outstanding throughout each period.

	For the Six Months Ended April 30, 2014 (Unaudited)		For the Year Ended October 31, 2013		For the Period December 20, 2011* through October 31, 2012
Net asset value, beginning of period	$11.51		$10.45		$10.00
Income from Investment Operations:
Net investment loss[1]	(0.09)		(0.17)		(0.15)
Net realized and unrealized gain on investments	0.12		1.24		0.60
Total from investment operations	0.03		1.07		0.45

Less Distributions:
From net realized gain	(0.40)		(0.01)		-

Redemption fee proceeds	-	[2]	-	[2]	-	[2]

Net asset value, end of period	$11.14		$11.51		$10.45

Total return[3]	0.30%	[4]	10.26%		4.50%	[4]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$416,173		$291,176		$61,961

Ratio of expenses before fees waived including interest expense to average net assets	1.78%	[5]	1.87%		2.28%	[5]
Ratio of expenses after fees waived including interest expense to average net assets	1.78%	[5]	1.89%		2.15%	[5]
Ratio of expenses after fees waived excluding interest expense to average net assets	1.78%	[5]	1.89%		2.15%	[5]
Ratio of net investment loss after fees waived including interest expense to average net assets	(1.59)%	[5]	(1.55)%		(1.69)%	[5]

Portfolio turnover rate	0%	[4]	0%		2%	[4]

[1]	Based on average shares outstanding for the period.
[2]	Amount represents less than $0.01 per share.
[3]	Total returns would have been lower/higher had expenses not been waived/recovered by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[4]	Not Annualized.
[5]	Annualized.

See accompanying Notes to Financial Statements.

361 Global Managed Futures Strategy Fund
SCHEDULE OF INVESTMENTS
As of April 30, 2014 (Unaudited)

Principal Amount		Value

	SHORT-TERM INVESTMENTS – 95.6%
$20,101,722	UMB Money Market Fiduciary, 0.01%[1]	$20,101,722

	TOTAL SHORT-TERM INVESTMENTS (Cost $20,101,722)	20,101,722

	TOTAL INVESTMENTS – 95.6% (Cost $20,101,722)	20,101,722
	Other Assets in Excess of Liabilities – 4.4%	932,191

	TOTAL NET ASSETS – 100.0%	$21,033,913

[1]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

361 Global Managed Futures Strategy Fund
SCHEDULE OF INVESTMENTS - Continued
As of April 30, 2014 (Unaudited)

FUTURES CONTRACTS

Number of					Unrealized
Contracts		Expiration	Value at	Value at	Appreciation
Long (Short)	Description	Date	Trade Date	April 30, 2014	(Depreciation)

19	KOSPI 200 Index	June 2014	$2,360,499	$2,343,882	$(16,617)
17	Nikkei 225 Index	June 2014	2,391,799	2,366,133	(25,666)
28	Russell 2000 Mini Index	June 2014	3,197,270	3,146,080	(51,190)
18	E-Mini S&P MidCap 400 Index	June 2014	2,420,512	2,435,580	15,068
67	E-Mini S&P 500 Index	June 2014	6,289,249	6,290,962	1,713

TOTAL FUTURES CONTRACTS			$16,659,329	$16,582,637	$(76,692)

See accompanying Notes to Financial Statements.

361 Global Managed Futures Strategy Fund
SUMMARY OF INVESTMENTS
As of April 30, 2014 (Unaudited)

Security Type	Percent of Total Net Assets
Short-Term Investments	95.6%
Total Investments	95.6%
Other Assets in Excess of Liabilities	4.4%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

361 Global Managed Futures Strategy Fund
STATEMENT OF ASSETS AND LIABILITIES
As of April 30, 2014 (Unaudited)

Assets:
Investments, at value (cost $20,101,722)	$20,101,722
Foreign currency, at value (cost $372,132)	382,250
Cash deposited with brokers for futures contracts	336,544
Cash	258,064
Receivables:
Fund shares sold	85,328
Dividends and interest	151
Prepaid expenses	29,943
Total assets	21,194,002

Liabilities:
Payables:
Variation margin	76,328
Advisory fees	11,039
Shareholder servicing fees (Note 8)	2,483
Distribution fees - Class A (Note 7)	1,000
Offering costs - Advisor	38,290
Transfer agent fees and expenses	9,928
Fund accounting fees	5,894
Auditing fees	5,329
Administration fees	4,023
Custody fees	1,814
Chief Compliance Officer fees	1,160
Trustees' fees and expenses	277
Accrued other expenses	2,524
Total liabilities	160,089

Net Assets	$21,033,913

Components of Net Assets:
Paid-in capital (par value of $0.01 per share with an unlimited number of shares authorized)	$20,461,324
Accumulated net investment loss	(65,543)
Accumulated net realized gain on futures contracts and foreign currency transactions	704,705
Net unrealized appreciation/depreciation on:
Futures contracts	(76,692)
Foreign currency translations	10,119
Net Assets	$21,033,913

Maximum Offering Price per Share:
Class A Shares:
Net assets applicable to shares outstanding	$5,196,799
Shares of beneficial interest issued and outstanding	498,979
Redemption price*	10.41
Maximum sales charge (5.75% of offering price)**	0.64
Maximum offering price to public	$11.05

Class I Shares:
Net assets applicable to shares outstanding	$15,837,114
Shares of beneficial interest issued and outstanding	1,519,481
Redemption price	$10.42
*	No sales charge applies on investments of $1 million or more, but a Contingent Deferred Sales Charge ("CDSC") of 1% will be imposed on certain redemptions of such shares within 12 months of the date of purchase.
**	On sales of $50,000 or more, the sales charge will be reduced.

See accompanying Notes to Financial Statements.

361 Global Managed Futures Strategy Fund
STATEMENT OF OPERATIONS
For the Period February 12, 2014* through April 30, 2014 (Unaudited)

Investment Income:
Interest	$309
Total investment income	309

Expenses:
Advisory fees	48,142
Transfer agent fees and expenses	9,928
Registration fees	7,403
Administration fees	6,008
Fund accounting fees	5,894
Auditing fees	5,329
Offering costs	3,985
Miscellaneous	2,940
Shareholder servicing fees (Note 8)	2,539
Custody fees	1,814
Distribution fees - Class A (Note 7)	1,801
Trustees' fees and expenses	1,252
Legal fees	1,196
Chief Compliance Officer fees	1,160
Shareholder reporting fees	919
Interest expense	98
Insurance fees	21

Total expenses	100,429
Advisory fees waived	(34,577)
Net expenses	65,852
Net investment loss	(65,543)

Realized and Unrealized Gain (Loss) on Futures Contracts and Foreign Currency:
Net realized gain (loss) on:
Futures contracts	706,823
Foreign currency transactions	(2,118)
Net realized gain	704,705
Net change in unrealized appreciation/depreciation on:
Futures contracts	(76,692)
Foreign currency translations	10,119
Net change in unrealized appreciation/depreciation	(66,573)
Net realized and unrealized gain on investments and futures contracts	638,132

Net Increase in Net Assets from Operations	$572,589

*	Commencement of operations.

See accompanying Notes to Financial Statements.

361 Global Managed Futures Strategy Fund
STATEMENT OF CHANGES IN NET ASSETS

For the Period February 12, 2014* through April 30, 2014
(Unaudited)
Increase (Decrease) in Net Assets from:
Operations:
Net investment loss	$(65,543)
Net realized gain on futures contracts and foreign currency transactions	704,705
Net change in unrealized appreciation/depreciation on futures contracts and
foreign currency translations	(66,573)
Net increase in net assets resulting from operations	572,589

Capital Transactions:
Net proceeds from shares sold:
Class A	5,072,406
Class I	15,524,338
Cost of shares redeemed:
Class A1	(9,972)
Class I2	(125,448)
Net increase in net assets from capital transactions	20,461,324

Total increase in net assets	21,033,913

Net Assets:
Beginning of period	-
End of period	$21,033,913

Accumulated net investment loss	$(65,543)

Capital Share Transactions:
Shares sold:
Class A	499,953
Class I	1,531,583
Shares redeemed:
Class A	(974)
Class I	(12,102)
Net increase in capital share transactions	2,018,460

*	Commencement of operations.
[1]	Net of redemption fee proceeds of $204.
[2]	Net of redemption fee proceeds of $606.

See accompanying Notes to Financial Statements.

361 Global Managed Futures Strategy Fund
FINANCIAL HIGHLIGHTS
Class A

Per share operating performance.
For a capital share outstanding throughout the period.

	For the Period February 12, 2014* through April 30, 2014
	(Unaudited)
Net asset value, beginning of period	$10.00
Income from Investment Operations:
Net investment loss[1]	(0.05)
Net realized and unrealized gain on investments	0.46
Total from investment operations	0.41

Redemption fee proceeds	-	[2]

Net asset value, end of period	$10.41

Total return[3]	4.10%	[4]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$5,197

Ratio of expenses before fees waived including interest expense to average net assets	3.31%	[5]
Ratio of expenses after fees waived including interest expense to average net assets	2.24%	[5]
Ratio of expenses after fees waived excluding interest expense to average net assets	2.24%	[5]
Ratio of net investment loss after fees waived including interest expense to average net assets	(2.23)%	[5]

Portfolio turnover rate	0%	[4]

*	Commencement of operations.
[1]	Based on average shares outstanding for the period.
[2]	Amount represents less than $0.01 per share.
[3]	Total returns would have been lower had expenses not been waived by the Advisor. Returns shown do not include payment of a sales load of 5.75% of offering price, which is reduced on sales of $50,000 or more. Returns shown do not include payment of a Contingent Deferred Sales Charge (“CDSC”) of 1% on certain redemptions made within 12 months of the date of purchase. If the sales load and CDSC were included, total return would be lower. These returns include Rule 12b-1 fees of up to 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[4]	Not annualized.
[5]	Annualized.

See accompanying Notes to Financial Statements.

361 Global Managed Futures Strategy Fund
FINANCIAL HIGHLIGHTS
Class I

Per share operating performance.
For a capital share outstanding throughout the period.

	For the Period February 12, 2014* through April 30, 2014 (Unaudited)
Net asset value, beginning of period	$10.00
Income from Investment Operations:
Net investment loss[1]	(0.04)
Net realized and unrealized gain on investments	0.46
Total from investment operations	0.42

Redemption fee proceeds	-	[2]

Net asset value, end of period	$10.42

Total return[3]	4.20%	[4]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$15,837

Ratio of expenses before fees waived including interest expense to average net assets	3.06%	[5]
Ratio of expenses after fees waived including interest expense to average net assets	1.99%	[5]
Ratio of expenses after fees waived excluding interest expense to average net assets	1.99%	[5]
Ratio of net investment loss after fees waived including interest expense to average net assets	(1.98)%	[5]

Portfolio turnover rate	0%	[4]

*	Commencement of operations.
[1]	Based on average shares outstanding for the period.
[2]	Amount represents less than $0.01 per share.
[3]	Total returns would have been lower had expenses not been waived by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[4]	Not Annualized.
[5]	Annualized.

See accompanying Notes to Financial Statements.

361 Funds
NOTES TO FINANCIAL STATEMENTS
April 30, 2014 (Unaudited)

Note 1 – Organization
361 Long/Short Equity Fund (“Long/Short Equity” or “Long/Short Equity Fund”), 361 Managed Futures Strategy Fund (“Managed Futures Strategy” or “Managed Futures Strategy Fund”) and 361 Global Managed Futures Strategy Fund (“Global Managed Futures Strategy” or “Global Managed Futures Strategy Fund”) (each a “Fund” and collectively the ‘‘Funds’’) are organized as a non-diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Long/Short Equity Fund’s primary investment objective is to outperform the S&P 500 Index but with lower volatility and a low correlation to that Index. As a secondary objective, the Long/Short Equity Fund also seeks to outperform the HFRX Equity Hedge Index. The Fund commenced investment operations on December 20, 2011, with two classes of shares, Class A and Class I.

The Managed Futures Strategy Fund’s primary investment objective is to seek positive absolute returns that have a low correlation to the returns of broad stock and bond markets. The Fund commenced investment operations on December 20, 2011, with two classes of shares, Class A and Class I.

The Global Managed Futures Strategy Fund’s primary investment objective is to seek positive absolute returns that have a low correlation to the returns of global stock and bond markets. The Fund commenced investment operations on February 12, 2014, with two classes of shares, Class A and Class I.

The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends, liquidation, income and expenses, except class specific expenses, subject to the approval of the Trustees. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

Note 2 – Accounting Policies
The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

(a) Valuation of Investments
The Funds value equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the mean between the last available bid and asked prices on that day. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Futures contracts are valued at the settlement price established each day by the board of exchange on which they are traded. The daily settlement prices for financial futures are provided by an independent source. Options are valued at the last quoted sales price, if no sale was reported on that date, the last quoted bid price is used. Open-end mutual fund investments (including money market funds) are valued at net asset value. Debt securities are valued at the mean between the last available bid and asked prices for such securities, or if such prices are not available, at prices for securities of comparable maturity, quality and type. All other types of securities, including restricted securities and securities for which market quotations are not readily available, are valued at fair value as determined in accordance with procedures established in good faith by the Board of Trustees. Short-term securities with remaining maturities of sixty days or less are valued at amortized cost, which approximates market value.

A Fund’s assets are valued at their fair market value. If a market quotation is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Funds’ advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees. The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting. The Valuation Committee meets as needed. The Valuation Committee is comprised of all the Trustees, but action may be taken by any one of the Trustees.

361 Funds
NOTES TO FINANCIAL STATEMENTS - Continued
April 30, 2014 (Unaudited)

(b) Options
The Funds may write or purchase options contracts primarily to enhance the Funds’ returns or reduce volatility. In addition, the Funds may utilize options in an attempt to generate gains from option premiums or to reduce overall portfolio risk. When the Fund writes or purchases an option, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options which expire unexercised are treated by the Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on affecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or a loss on investment transactions. The Fund, as writer of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option. The Fund, as a purchaser of an option, bears the risk that the counterparties to the option may not have the ability to meet the terms of the option contracts.

(c) Stock Index Futures
The Funds may invest in stock index futures as a substitute for a comparable market position in the underlying securities. A stock index future obligates the seller to deliver (and the purchaser to accept), effectively, an amount of cash equal to a specific dollar amount times the difference between the value of a specific stock index at the close of the last trading day of the contract and the price at which the agreement is made. No physical delivery of the underlying stocks in the index is made. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (the Funds’ agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. Risks of entering into futures contracts include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instruments. The purchase of a futures contract involves the risk that the Fund could lose more than the original margin deposit required to initiate the futures transaction. There is minimal counterparty credit risk involved in entering into futures contracts since they are exchange-traded instruments and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

(d) Short Sales
The Funds may engage in short sales that are “uncovered”. Uncovered short sales are transactions under which a Fund sells a security it does not own. To complete such a transaction, the Fund must borrow the security to make delivery to the buyer. The Fund then is obligated to replace the security borrowed by purchasing the security at the market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Fund. Until the security is replaced, the Fund is required to pay the lender amounts equal to dividend or interest that accrue during the period of the loan which is recorded as an expense on the Statement of Operations. To borrow the security, the Fund also may be required to pay a premium or interest fee, which is recorded as interest expense. The proceeds of the short sale will be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out. A gain, limited to the price at which the Fund sells the security short, or a loss, potentially unlimited in size, will be recognized upon the closing of a short sale.

361 Funds
NOTES TO FINANCIAL STATEMENTS - Continued
April 30, 2014 (Unaudited)

(e) Money Market Investments
The Managed Futures Strategy Fund invests a significant amount (75.6% as of April 30, 2014) in the Fidelity Institutional Money Market Fund (“FMPXX”). FMPXX invests in U.S. dollar-denominated money market securities of domestic and foreign issuers rated in the highest category by at least two nationally recognized rating services or by one if only one rating service has rated a security, or, if unrated, determined to be of equivalent quality by Fidelity Management & Research Company, U.S. Government securities and repurchase agreements. FMPXX may invest more than 25% of its total assets in the financial services sector. FMPXX invests in compliance with industry-standard regulatory requirements for money market funds for the quality, maturity, and diversification of investments. An investment in FMPXX is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although FMPXX seeks to preserve the value of investment at $1.00 per share, it is possible to lose money by investing in FMPXX.

FMPXX files complete Semi-Annual and Annual Reports with the U.S. Securities and Exchange Commission for semi-annual and annual periods of each fiscal year on Form N-CSR. The Forms N-CSR are available on the website of the U.S. Securities and Exchange Commission at www.sec.gov, and may also be viewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

The Global Managed Futures Strategy Fund invests a significant amount (95.6% as of April 30, 2014) in the UMB Money Market Fiduciary. The UMB Money Market Fiduciary acts as a bank deposit for the Fund, providing an interest bearing account for short-term investment purposes. This investment vehicle is not publically traded on open markets.

(f) Investment Transactions, Investment Income and Expenses
Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis. Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the company’s understanding of the applicable country’s tax rules and rates. Discounts or premiums on debt securities are accreted or amortized to interest income over the lives of the respective securities using the effective interest method. Income and expenses of the Fund are allocated on a pro rata basis to each class of shares, except for distribution and service fees, which are unique to each class of shares. Expenses incurred by the Trust with respect to more than one fund are allocated in proportion to the net assets of each fund except where allocation of direct expenses to each fund or an alternative allocation method can be more appropriately made.

The Global Managed Futures Strategy Fund incurred offering costs of approximately $19,109, which are being amortized over a one-year period from February 12, 2014 (commencement of operations).

In conjunction with the use of short sales, written options contracts or futures contracts, the Funds may be required to maintain collateral in various forms. At April 30, 2014, such collateral is denoted in the Funds’ Schedule of Investments and Statement of Assets and Liabilities. Also in conjunction with the use of short sales, written options contracts or futures contracts, the Fund, when appropriate, utilizes a segregated margin deposit account with the counterparty. At April 30, 2014, these segregated margin deposit accounts are denoted in the Fund’s Statement of Assets and Liabilities.

361 Funds
NOTES TO FINANCIAL STATEMENTS - Continued
April 30, 2014 (Unaudited)

(g) Federal Income Taxes
The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized gains to its shareholders. Therefore, no provision is made for federal income or excise taxes. Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Funds.

Accounting for Uncertainty in Income Taxes (the “Income Tax Statement”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing a Funds’ tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations.

The Income Tax Statement requires management of the Funds to analyze tax positions taken in the prior three open tax years, if any, and tax positions expected to be taken in the Funds’ current tax year, as defined by the IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of and during the six months ended April 30, 2014, the Funds did not have a liability for any unrecognized tax benefits. The Funds have no examination in progress and is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(h) Distributions to Shareholders
The Funds will make distributions of net investment income and capital gains, if any, at least annually. Distributions to shareholders are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain (loss) items for financial statement and tax purposes. Where appropriate, reclassifications between net asset accounts are made for such differences that are permanent in nature.

Note 3 – Investment Advisory and Other Agreements
The Trust, on behalf of the Funds, entered into an Investment Advisory Agreement (the “Agreement”) with 361 Capital, LLC (the “Advisor”). Under the terms of the Agreement, the Long/Short Equity, Managed Futures Strategy and Global Managed Futures Strategy Funds pay a monthly investment advisory fee to the Advisor at the annual rate of 1.25%, 1.50% and 1.50%, respectively, of the Funds’ average daily net assets. The Advisor has contractually agreed to waive its fee and, if necessary, to absorb other operating expenses to ensure that total annual operating expenses (excluding any taxes, leverage interest, acquired fund fees and expenses as determined in accordance with Form N-1A, dividend and interest expense on short sales, brokerage commissions, expenses incurred in connection with any merger or reorganization and extraordinary expenses such as litigation expenses) do not exceed 2.15% and 1.90% of the average daily net assets of the Long/Short Equity Fund’s Class A and Class I shares, respectively. The Advisor has contractually agreed to waive its fee and, if necessary, to absorb other operating expenses to ensure that total annual operating expenses (excluding any taxes, leverage interest, acquired fund fees and expenses as determined in accordance with Form N-1A, dividend and interest expense on short sales, brokerage commissions, expenses incurred in connection with any merger or reorganization and extraordinary expenses such as litigation expenses) do not exceed 2.24% and 1.99% of the average daily net assets of the Managed Futures Strategy Fund’s Class A and Class I shares, respectively. The Advisor has contractually agreed to waive its fee and, if necessary, to absorb other operating expenses to ensure that total annual operating expenses (excluding any acquired fund fees and expenses as determined in accordance with Form N-1A, leverage interest, taxes, dividend and interest expense on short sales, brokerage commissions, expenses incurred in connection with any merger or reorganization and extraordinary expenses such as litigation expenses) do not exceed 2.24% and 1.99% of the average daily net assets of the Global Managed Futures Strategy Fund’s Class A and Class I shares, respectively. These agreements are effective until February 28, 2015, and may be terminated by the Trust’s Board of Trustees.

361 Funds
NOTES TO FINANCIAL STATEMENTS - Continued
April 30, 2014 (Unaudited)

For the six months ended April 30, 2014, the Advisor waived its advisory fees and absorbed other expenses totaling $101,219 for the Long/Short Equity Fund. For the period ended April 30, 2014, the Advisor waived its advisory fees totaling $34,577 for the Global Managed Futures Strategy Fund. The Advisor may recover from each Fund’s fees and/or expenses previously waived and/or absorbed if the Fund’s expense ratio, including the recovered expenses, falls below the expense limit at which they were waived. The Advisor is permitted to seek reimbursement from the Funds for a period of three fiscal years following the fiscal year in which such reimbursements occurred. At April 30, 2014, the amount of these potentially recoverable expenses was $495,219 and $34,577 for the Long/Short Equity and Global Managed Futures Strategy Fund, respectively. The Advisor may recapture all or a portion of this amount no later than October 31, of the years stated below:

	Long/Short Equity	Global Managed Futures Strategy
2014	$-	$-
2015	181,968	-
2016	212,032	-
2017	101,219	34,577

IMST Distributors, LLC serves as the Funds’ distributor; UMB Fund Services, Inc. (“UMBFS”) serves as the Funds’ fund accountant, transfer agent and co-administrator; and Mutual Fund Administration Corporation (“MFAC”) serves as the Funds’ other co-administrator. UMB Bank, n.a., an affiliate of UMBFS, serves as the Funds’ custodian.

Certain trustees and officers of the Trust are employees of UMBFS or MFAC. The Funds do not compensate trustees and officers affiliated with the Funds’ co-administrators. For the periods ended April 30, 2014 for the Long/Short Equity, Managed Futures Strategy and Global Managed Futures Strategy Funds, the Funds’ allocated fees incurred for Trustees who are not affiliated with the Fund’s co-administrators are reported on the Statement of Operations.

Cipperman & Co. provides Chief Compliance Officer (“CCO”) services to the Trust. The Funds’ allocated fees incurred for CCO services for the periods ended April 30, 2014 for the Long/Short Equity, Managed Futures Strategy and Global Managed Futures Strategy Funds, are reported on the Statement of Operations.

Note 4 – Federal Income Taxes
At April 30, 2014, the cost of investments on a tax basis and gross unrealized appreciation (depreciation) on investments for federal income tax purposes were as follows:

	Long/Short Equity	Managed Futures Strategy	Global Managed Futures
Cost of investments	$3,143,370	$621,199,671	$20,101,722

Gross unrealized appreciation	$8,195	$211,953	$-
Gross unrealized depreciation	(94,879)	(405,083)	-
Net unrealized appreciation (depreciation) on investments	$(86,684)	$(193,130)	$-

361 Funds
NOTES TO FINANCIAL STATEMENTS - Continued
April 30, 2014 (Unaudited)

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to wash sale loss deferrals.

As of October 31, 2013, the components of accumulated earnings (deficit) on a tax basis were as follows:

	Long/Short Equity	Managed Futures Strategy
Undistributed ordinary income	$351,049	$4,555,093
Undistributed long-term capital gains	4,528	12,709,482
Tax accumulated earnings	355,577	17,264,575

Accumulated capital and other losses	-	-
Net unrealized appreciation (depreciation) on investments	(34,898)	(248,660)
Net unrealized appreciation (depreciation) on foreign currency, futures contracts and securities sold short	(181,355)	-
Total accumulated earnings	$139,324	$17,015,915

The tax character of the distributions paid during the fiscal years ended October 31, 2013, and October 31, 2012 were as follows:

	Long/Short Equity		Managed Futures Strategy
Distributions paid from:	2013	2012	2013	2012
Ordinary Income	$158,062	$-	$-	$-
Net long-term capital gains	-	-	117,872	-
Total distributions paid	$158,062	$-	$117,872	$-

Note 5 – Redemption Fee
The Funds may impose a redemption fee of 2.00% of the total redemption amount on all shares redeemed within 90 days of purchase. For the periods ended April 30, 2014 the Long/Short Equity, Managed Futures Strategy and Global Managed Futures Strategy Funds received $28, $99,480 and $810, respectively, in redemption fees.

Note 6 – Investment Transactions
For the periods ended April 30, 2014 for the Long/Short Equity, Managed Futures Strategy, and Global Managed Futures Strategy Funds, purchases and sales of investments, excluding short-term investments, futures contracts, options contracts and securities sold short, were as follows:

	Purchases	Sales
Long/Short Equity	$12,093,743	$12,694,122
Managed Futures Strategy	-	-
Global Managed Futures Strategy	-	-

361 Funds
NOTES TO FINANCIAL STATEMENTS - Continued
April 30, 2014 (Unaudited)

Note 7 – Distribution Plan
The Trust, on behalf of the Funds, has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act that allows the Funds to pay distribution fees for the sale and distribution of its Class A shares. The Plan provides for the payment of distribution fees at the annual rate of up to 0.25% of average daily net assets attributable to Class A shares.

For the periods ended April 30, 2014 for the Long/Short Equity, Managed Futures Strategy and Global Managed Futures Strategy Funds, distribution fees incurred with respect to Class A shares are disclosed on the Statement of Operations.

Note 8 – Shareholder Servicing Plan
The Trust, on behalf of the Funds, has adopted a Shareholder Servicing Plan to pay a fee at an annual rate of up to 0.15% of average daily net assets of shares serviced by shareholder servicing agents who provide administrative and support services to their customers.

For the periods ended April 30, 2014 for the Long/Short Equity, Managed Futures Strategy and Global Managed Futures Strategy Funds, shareholder servicing fees incurred are disclosed on the Statement of Operations.

Note 9 – Indemnifications
In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote.

Note 10 – Fair Value Measurements and Disclosure
Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Funds’ investments. These inputs are summarized into three broad Levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•	Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

361 Funds
NOTES TO FINANCIAL STATEMENTS - Continued
April 30, 2014 (Unaudited)

The inputs to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of April 30, 2014, in valuing the Funds’ assets carried at fair value:

Long/Short Equity	Level 1	Level 2*	Level 3*	Total
Assets
Investments
Common Stocks[1]	$2,557,730	$-	$-	$2,557,730
Short-Term Investments	498,956	-	-	498,956
Total Investments	$3,056,686	$-	$-	$3,056,686
Other Financial Instruments[2]
Futures Contracts	$77	$-	$-	$77
Total Assets	$3,056,763	$-	$-	$3,056,763

Liabilities
Securities Sold Short
Exchange-Traded Funds	$1,442,416	$-	$-	$1,442,416
Other Financial Instruments[2]
Futures Contracts	$111	$-	$-	$111
Total Liabilities	$1,442,527	$-	$-	$1,442,527

Managed Futures Strategy	Level 1	Level 2*	Level 3*	Total
Investments
Exchange-Traded Funds	$150,727,861	$-	$-	$150,727,861
Short-Term Investments	470,278,680	-	-	470,278,680
Total Investments	$621,006,541	$-	$-	$621,006,541

Global Managed Futures Strategy	Level 1	Level 2*	Level 3*	Total
Assets
Investments
Short-Term Investments	$20,101,722	$-	$-	$20,101,722
Total Assets	$20,101,722	$-	$-	$20,101,722

Liabilities
Other Financial Instruments[2]
Futures Contracts	$76,692	$-	$-	$76,692
Total Liabilities	$76,692	$-	$-	$76,692

361 Funds
NOTES TO FINANCIAL STATEMENTS - Continued
April 30, 2014 (Unaudited)

[1]	All common stocks held in the Fund are Level 1 securities. For a detailed break-out of common stocks by major industry classification, please refer to the Schedule of Investments.
[2]	Other financial instruments are derivative instruments such as futures contracts, forward contracts and swap contracts. Futures contracts, forward contracts and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument.
*	The Funds did not hold any Level 2 or Level 3 securities at period end.

Transfers are recognized at the end of the reporting period. There were no transfers at period end.

Note 11 – Derivatives and Hedging Disclosures
Derivatives and Hedging requires enhanced disclosures about the Funds’ derivative and hedging activities, including how such activities are accounted for and their effects on the Funds’ financial position, performance and cash flows. The Funds invested in futures contracts during the periods ended April 30, 2014.

The effects of these derivative instruments on the Funds’ financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations are presented in the tables below. The fair values of derivative instruments as of April 30, 2014 by risk category are as follows:

		Asset Derivatives		Liability Derivatives
	Derivatives not designated as hedging instruments	Statement of Asset and Liabilities Location	Value	Statement of Asset and Liabilities Location	Value
Long/Short Equity	Equity contracts		$-	Variation margin	$18
Global Managed Futures Strategy	Equity contracts		-	Variation margin	76,328
Total			$-		$76,346

The effects of derivative instruments on the Statement of Operations for the periods ended April 30, 2014 for the Long/Short Equity, Managed Futures Strategy and Global Managed Futures Strategy Fund are as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
	Derivatives not designated as hedging instruments	Futures Contracts	Total
Long/Short Equity	Equity contracts	$72,145	$72,145
Managed Futures Strategy	Equity contracts	4,732,823	4,732,823
Global Managed Futures Strategy	Equity contracts	706,823	706,823

Change in Unrealized Appreciation/Depreciation on Derivatives Recognized in Income
	Derivatives not designated as hedging instruments	Futures Contracts	Total
Long/Short Equity	Equity contracts	$315	$315
Global Managed Futures Strategy	Equity contracts	(76,692)	(76,692)

361 Funds
NOTES TO FINANCIAL STATEMENTS - Continued
April 30, 2014 (Unaudited)

Note 12 – Disclosures about Offsetting Assets and Liabilities
Disclosures about Offsetting Assets and Liabilities requires an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. The guidance requires retrospective application for all comparative periods presented. Management has evaluated the impact on the financial statement disclosures and determined that there is no effect.

Note 13 – Events Subsequent to the Fiscal Period End
The Funds have adopted financial reporting rules regarding subsequent events which require an entity to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet. Management has evaluated the Funds’ related events and transactions that occurred through the date of issuance of the Funds’ financial statements.

At a meeting of the Board of Trustees of Investment Managers Series Trust (the “Trust”) held on June 19, 2014, John P. Zader indicated that he would be retiring from UMB Fund Services, Inc. on June 27, 2014, and resigned as President of the Trust, and the Board of Trustees appointed Maureen Quill, Executive Vice President of UMB Fund Services, Inc., as President of the Trust effective June 20, 2014. Mr. Zader will continue as a Trustee of the Trust.

There were no other events or transactions that occurred during this period that materially impacted the amounts or disclosures in the Funds’ financial statements.

361 Global Managed Futures Strategy Fund
SUPPLEMENTAL INFORMATION (Unaudited)

Board Consideration of Investment Advisory Agreement (Unaudited)
At an in-person meeting held on December 4-5, 2013, the Board of Trustees (the “Board”) of Investment Managers Series Trust (the “Trust”), including the trustees who are not “interested persons” of the Trust (the “Independent Trustees”) as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), reviewed and unanimously approved the Investment Advisory Agreement (the “Advisory Agreement”) between the Trust and 361 Capital, LLC (the “Investment Advisor”) with respect to the 361 Global Managed Futures Strategy Fund series of the Trust (the “Fund”) for an initial two-year term. In approving the Advisory Agreement, the Board of Trustees, including the Independent Trustees, determined that approval of the Advisory Agreement is in the best interests of the Fund and its shareholders.

Background
In advance of the meeting, the Board received information about the Fund and the Advisory Agreement from the Investment Advisor and from Mutual Fund Administration Corporation and UMB Fund Services, Inc., the Trust’s co-administrators, certain portions of which are discussed below. The materials, among other things, included information about the Investment Advisor’s financial condition; information regarding the performance of the 361 Managed Futures Strategy Fund series of the Trust, which is managed by the Investment Advisor using the same strategies it intended to use to manage the Fund, except that the Fund would have global exposure; and reports comparing the proposed advisory fee and the estimated total expenses of the Fund compared to those of a group of comparable funds (the “Peer Group”) selected by Morningstar, Inc. from its managed futures fund universe (the “Expense Universe”).  The Board also received a memorandum from the independent legal counsel to the Independent Trustees discussing the legal standards under the 1940 Act and other applicable law for their consideration of the proposed Advisory Agreement. Before voting on the Advisory Agreement, the Independent Trustees met in a private session with counsel at which no representatives of the Investment Advisor were present.

In approving the Advisory Agreement, the Board and the Independent Trustees considered a variety of factors, including those discussed below. In their deliberations, the Board and the Independent Trustees did not identify any particular factor that was controlling, and each Trustee may have attributed different weights to the various factors. The Board reviewed the materials and various matters concerning the Investment Advisor and the Fund.

Nature, Extent and Quality of Services
In reviewing the proposed investment advisory agreement for the Fund, the Board discussed, among other things, the nature, extent and quality of the services to be provided by the Investment Advisor with respect to the Fund.  The Board noted its familiarity with the Investment Advisor as the investment advisor of three other series of the Trust.  The Board considered the performance of Class I shares of the 361 Managed Futures Strategy Fund, which commenced on December 20, 2011, and noted that for the one-year and since inception periods ended September 30, 2013, the Fund had outperformed its benchmark, the Citigroup 3-Month T-Bill Index.  The Board also considered the qualifications, experience and responsibilities of the personnel who would be involved in the activities of the Fund.  In addition the Board considered the overall quality of the organization and operations, and the compliance structure and compliance procedures, of the Investment Advisor.  Based on its review, the Board and the Independent Trustees concluded that the Investment Advisor would have the capabilities, resources and personnel necessary to manage the Fund and that the Investment Advisor would provide the Fund with a reasonable potential for good investment results.

Advisory Fee and Expense Ratio
The Board considered information included in the meeting materials regarding the proposed investment advisory fees and estimated total expenses of the Fund.  With respect to the advisory fees proposed to be paid by the Fund, the Board noted that the meeting materials indicated that the advisory fees (gross of fee waivers by the Investment Advisor) were ten basis points and 37 basis points higher than the median advisory fees of funds in the Peer Group and the Expense Universe, respectively. The Board noted, however, that the Investment Advisor anticipated waiving its entire advisory fee with respect to the Fund in the first year of the Fund’s operations.  The Board also noted that the Fund’s proposed advisory fee was the same as the advisory fee charged by the Investment Advisor to the 361 Managed Futures Strategy Fund.  In considering the estimated total expenses to be paid by the Fund, the Board observed that the total expenses (net of fee waivers) were higher than the Peer Group median by 24 basis points and the Expense Universe median by 45 basis points.  The Board noted, however, that the Fund’s estimated assets for its first year of operations were significantly lower than the average net asset sizes of funds in the Peer Group and the Expense Universe.  The Board and the Independent Trustees concluded that the proposed compensation payable to the Investment Advisor under the Advisory Agreement would be fair and reasonable in light of the services proposed to be provided by the Investment Advisor to the Fund.

361 Global Managed Futures Strategy Fund
SUPPLEMENTAL INFORMATION (Unaudited)

Profitability and Economies of Scale
The Board also considered information relating to the estimated profitability to the Investment Advisor of its relationship with the Fund in its first year of operations taking into account estimated assets of $10 million, and noted that the Investment Advisor anticipated subsidizing a portion of the Fund’s operating expenses in addition to waiving its entire advisory fee during that year.  The Board noted that the potential benefits received by the Investment Advisor as a result of its relationship with the Fund would include not only the advisory fees paid to the Investment Advisor, but also any research provided by broker-dealers executing transactions on behalf of the Fund and any favorable publicity arising in connection with the Fund’s performance.  The Board noted that during the Fund’s startup period the Fund’s asset levels would likely be too low to achieve significant economies of scale and that any such economies would be considered in the future as the Fund’s assets grow.

Conclusion
Based on these and other factors, the Board and the Independent Trustees concluded that approval of the Advisory Agreement is in the best interests of the Fund and its shareholders and accordingly, approved the Advisory Agreement.

361 Funds
EXPENSE EXAMPLES
For the Six Months Ended April 30, 2014 (Unaudited)

Expense Example
As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments (Class A only); and redemption fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees (Class A only); and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Actual Performance examples for Long/Short Equity and Managed Futures Strategy Fund are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from 11/1/13 to 4/30/14.

The Actual Performance example for Global Managed Futures Strategy Fund is based on an investment of $1,000 invested at the beginning of the period and held for the entire since inception period from 2/12/14 (commencement of operations) to 4/30/14.

The Hypothetical (5% annual return before expenses) example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six month period from 11/1/13 to 4/30/14.

Actual Expenses
The information in the row titled “Actual Performance” of the table below provides actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate row for your share class, in the column titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The information in the row titled “Hypothetical (5% annual return before expenses)” of the table below provides hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the information in the row titled “Hypothetical (5% annual return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Long/Short Equity		Beginning Account Value	Ending Account Value	Expenses Paid During Period*
		11/1/13	4/30/14	11/1/13 – 4/30/14
Class A	Actual Performance	$1,000.00	$1,011.20	$16.95
	Hypothetical (5% annual return before expenses)	1,000.00	1,007.94	16.92
Class I	Actual Performance	1,000.00	1,012.30	15.69
	Hypothetical (5% annual return before expenses)	1,000.00	1,009.20	15.67

361 Funds
EXPENSE EXAMPLES - Continued
For the Six Months Ended April 30, 2014 (Unaudited)

*
Expenses are equal to the Fund’s annualized expense ratio of 3.40% and 3.15% for Class A and Class I, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the six month period). The expense ratios reflect an expense waiver. Assumes all dividends and distributions were reinvested.

Managed Futures Strategy		Beginning Account Value	Ending Account Value	Expenses Paid During Period*
		11/1/13	4/30/14	11/1/13 – 4/30/14
Class A	Actual Performance	$1,000.00	$1,000.30	$10.08
	Hypothetical (5% annual return before expenses)	1,000.00	1,014.72	10.15
Class I	Actual Performance	1,000.00	1,003.00	8.85
	Hypothetical (5% annual return before expenses)	1,000.00	1,015.95	8.91

*
Expenses are equal to the Fund’s annualized expense ratio of 2.03% and 1.78% for Class A and Class I, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the six month period). Assumes all dividends and distributions were reinvested.

Global Managed Futures Strategy	Beginning Account Value	Ending Account Value	Expenses Paid During Period
Actual Performance**	2/12/14*	4/30/14	2/12/14* – 4/30/14
Class A	$1,000.00	$1,041.00	$4.88
Class I	1,000.00	1,042.00	4.34
Hypothetical (5% annual return before expenses)^	11/1/13	4/30/14	11/1/13 – 4/30/14
Class A	$1,000.00	$1,020.01	$11.20
Class I	1,000.00	1,020.54	9.97

*	Commencement of operations.
**	Expenses are equal to the Fund’s annualized expense ratios of 2.24% and 1.99% for Class A and Class I, respectively, multiplied by the average account values over the period, multiplied by 78/365 (to reflect the since inception period). The expense ratios reflect an expense waiver. Assumes all dividends and distributions were reinvested.
^	Expenses are equal to the Fund’s annualized expense ratios of 2.24% and 1.99% for Class A and Class I, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the six month period). The expense ratios reflect an expense waiver. Assumes all dividends and distributions were reinvested.

361 Funds
Each a series of the Investment Managers Series Trust

Investment Advisor
361 Capital, LLC
4600 South Syracuse Street, Suite 500
Denver, Colorado 80237

Custodian
UMB Bank, n.a.
928 Grand Boulevard, 5th Floor
Kansas City, Missouri  64106

Fund Co-Administrator
Mutual Fund Administration Corporation
2220 E. Route 66, Suite 226
Glendora, California  91740

Fund Co-Administrator, Transfer Agent and Fund Accountant
UMB Fund Services, Inc.
235 W. Galena Street
Milwaukee, Wisconsin 53212

Distributor
IMST Distributors, LLC
Three Canal Plaza, Suite 100
Portland, Maine 04101
www.foreside.com

FUND INFORMATION

	TICKER	CUSIP
361 Long/Short Equity Fund – Class A Shares	ALSQX	461 418 329
361 Long/Short Equity Fund – Class I Shares	ALSZX	461 418 311
361 Managed Futures Fund – Class A Shares	AMFQX	461 418 345
361 Managed Futures Fund – Class I Shares	AMFZX	461 418 337
361 Global Managed Futures Fund – Class A Shares	AGFQX	461 41P 347
361 Global Managed Futures Fund – Class I Shares	AGFZX	461 41P 339

Privacy Principles of the 361 Funds for Shareholders
The Funds are committed to maintaining the privacy of their shareholders and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information the Funds collect, how we protect that information and why, in certain cases, we may share information with select other parties.
Generally, the Funds do not receive any non-public personal information relating to their shareholders, although certain non-public personal information of their shareholders may become available to the Funds.  The Funds do not disclose any non-public personal information about their shareholders or former shareholders to anyone, except as permitted by law or as is necessary in order to service shareholder accounts (for example, to a transfer agent or third party administrator).

This report is sent to shareholders of the 361 Funds for their information.  It is not a Prospectus, circular or representation intended for use in the purchase or sale of shares of the Funds or of any securities mentioned in this report.
Proxy Voting Policies and Procedures
A description of the Funds’ proxy voting policies and procedures related to portfolio securities is available without charge, upon request, by calling the Funds at (888) 736-1227 (888-7361CAP), on the Funds’ website at www.361funds.com or on the U.S. Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.
Proxy Voting Record
Information regarding how the Funds voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request by calling (888) 736-1227 (888-7361CAP), on the Funds’ website at www.361funds.com or by accessing the Funds’ Form N-PX on the SEC’s website at www.sec.gov.
Form N-Q Disclosure
The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  The Funds’ Form N-Q is available on the SEC website at  www.sec.gov or by calling the Fund at (888) 736-1227 (888-7361CAP).  The Funds’ Form N-Q may also be viewed and copied at the SEC’s Public Reference Room in Washington, DC.  Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

361 Funds
P.O. Box 2175
Milwaukee, WI 53201
Toll Free: (888) 736-1227 (888-7361CAP)

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Schedule of Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Incorporated by reference to the Registrant’s Form N-CSR filed February 5, 2009.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Investment Managers Series Trust

By (Signature and Title)	/s/ Maureen Quill
Maureen Quill, President

Date	7/8/2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Maureen Quill
Maureen Quill, President

Date	7/8/2014

By (Signature and Title)	/s/ Rita Dam
Rita Dam, Treasurer

Date	7/8/2014